DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Maturities Of Certificates Of Deposit [Table Text Block]
The following table shows the scheduled maturities of Certificates of Deposit as of December 31, 2012 (000s omitted):

	Under $100,000	$100,000 and over
2013	$97,036	$52,670
2014	47,291	24,455
2015	19,921	7,478
2016	13,632	6,671
2017	10,777	6,524
Thereafter	0	—
Total	$188,657	$97,798